Commitments and Contingencies - Schedule of Additional Milestone Payments (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Other Commitments [Line Items]
Shares of Common Stock	2,132
Cash Payments	$ 16,905
Development [Member]
Other Commitments [Line Items]
Shares of Common Stock	1,066
Cash Payments	3,235
Regulatory [Member]
Other Commitments [Line Items]
Shares of Common Stock	1,066
Cash Payments	12,670
Commercialization [Member]
Other Commitments [Line Items]
Cash Payments	$ 1,000